Long-Term Equity Investment, Net	12 Months Ended
Dec. 31, 2024
Long-Term Equity Investment, Net [Abstract]
Long-term equity investment, net
11.	Long-term equity investment, net

In accordance with the Capital Injection and Share Transfer Agreement entered between the Group, Chengdu Haofangtong Technology Corporation Limited (“Haofangtong”) and the existing shareholders of Haofangtong dated July 7, 2018, the Group agreed to acquire 26% equity interests of Haofangtong by (1) subscribing 4,029,543 newly issued shares (the “New Share Issuing”), which represents 7% equity interests of Haofangtong, with a consideration of RMB56,000 (2) an option to purchase 10,937,339 shares, representing 19% equity interests of Haofangtong after New Share Issuing, from the existing shareholders for RMB32,000 if Haofangtong and the existing shareholders of Haofangtong fulfill certain conditions under the agreement. Haofangtong’s principal activities are the development and sales of Enterprise Resource Planning (“ERP”) system for real estate agents.

On September 5, 2018, the Group completed the transaction of subscripting 4,029,543 newly issued shares of Haofangtong. Management has determined that the consideration paid of RMB56,000 represents the cost of (i) 7% equity interests of Haofangtong and (ii) a purchase option in respect of an additional 19% equity interests of Haofangtong from the existing shareholders for RMB32,000. The total consideration paid is allocated to the 7% equity interest and the purchase option, based on the valuation report prepared by an independent valuation firm.

The Group has determined that it does not have significant influence in Haofangtong and that there is no readily determinable fair value of Haofangtong’s shares. The investments in the 7% equity interests and the purchase option on additional equity interests are measured at their respective allocated costs, less impairment, with subsequent adjustments for observable price changes.

In 2019, the Group determined that the decline in the fair value of the equity investments in Haofangtong, including the purchase option of additional equity interests, was other-than-temporary and an impairment loss of RMB16,000 was recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the year ended December 31, 2019. The fair value is based on the valuation report prepared by an independent valuation firm.

No impairment or adjustment for observable price changes on such investments was recognized for the year ended December 31, 2020.

In 2021, the Group determined a further decline in the value of the equity investments in Haofangtong was other-than-temporary and an impairment loss of RMB26,000 was recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the year ended December 31, 2021, with the estimated fair value determined by management based on the valuation report prepared by an independent valuation firm.

In 2022, the Group determined a further decline in the value of the equity investments in Haofangtong was other-than-temporary and an impairment loss of RMB8,000 was recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the year ended December 31, 2022, with the estimated fair value determined by management.

In 2023, the Group determined a further decline in the value of the equity investments in Haofangtong was other-than-temporary and an impairment loss of RMB3,000 was recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the year ended December 31, 2023, with the estimated fair value determined by management.

In 2024, the Group determined a further decline in the value of the equity investments in Haofangtong was other-than-temporary and an impairment loss of RMB1,000 was recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the year ended December 31, 2024, with the estimated fair value determined by management.